Income Taxes - Summary of Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Non-current deferred tax assets
Allowance for inventory	¥ 7,360	$ 1,128	¥ 7,713
Welfare payables	4,308	660	3,570
Accrued expenses and other liabilities	1,354	208	809
Provision for allowance for doubtful accounts	3,047	467	277
Deferred government subsidies	35	5	55
Property and equipment	466	71	630
Tax losses	103,721	15,896	87,763
Less: valuation allowance	(120,291)	(18,435)	(100,633)
Deferred tax assets, net	0	0	184
Non-current deferred tax liabilities
Unrealized gain on long-term investment	292	45	292
Deferred tax liabilities	¥ 292	$ 45	¥ 292